Financial Assets and Financial Liabilities - Summary of Carrying Amounts of the Underlying Assets and the Associated Liabilities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		₩ 13,456,317	₩ 16,384,430
Associated liabilities that entity continues to recognise		2,865,462	2,490,862
Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Associated liabilities that entity continues to recognise		3,149,021	2,944,753
Financial assets at fair value, class
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		93,804	391,581
Financial assets at fair value, class | Debentures
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise		3,101,145	2,986,925
Financial assets at amortised cost, class
Disclosure of Purchase commitments of securitized debentures [Line Items]
Assets that entity continues to recognise	[1]	₩ 3,007,341	₩ 2,595,344

[1]	Before netting of allowance